Financial Instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	$ 5,442
Ending balance	11,178	$ 5,442
Level 3 of fair value hierarchy [member] | Investment In Debt And Equity Instruments [member]
Disclosure Of Reconciliation Of Fair Value Of Assets Using Significant Unobservable Input [Line Items]
Beginning balance	143	132
Net change in fair value (unrealized)	35	(42)
Net purchases/ (issuances)	(59)	53
Ending balance	$ 119	$ 143